Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue
The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

(in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Patient services
Capitated revenue	$13,944	$12,897	$28,460	$25,227
FFS revenue	25,165	16,889	45,706	34,181
Subtotal	39,109	29,786	74,166	59,408
Dispensary revenue	20,218	17,782	38,897	35,400
Clinical research trials and other revenue	1,594	2,276	3,019	3,616
Total	$60,921	$49,844	$116,082	$98,424

The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

(in thousands)	Year Ended December 31,
	2021	2020
Patient services
Capitated revenue	$54,285	$37,381
FFS revenue	69,789	79,436
Subtotal	$124,074	$116,817
Dispensary revenue	72,550	63,890
Clinical research trials and other revenue	6,379	6,808
Total	$203,003	$187,515